Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Investment Grade Opportunity Trust Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 90.9%
Communication Services — 11.6%
Diversified Telecommunication Services — 5.1%
AT&T Inc., Senior Notes	5.375%	8/15/35	550,000	$537,789
AT&T Inc., Senior Notes	4.800%	6/15/44	170,000	142,596
AT&T Inc., Senior Notes	3.550%	9/15/55	380,000	230,603
AT&T Inc., Senior Notes	6.050%	8/15/56	50,000	45,978
British Telecommunications Ltd., Senior Notes	9.625%	12/15/30	910,000	1,062,215
Comcast Corp., Senior Notes	6.400%	5/15/38	1,470,000	1,515,472
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	320,000	312,902 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	440,000	424,715 (a)
Verizon Communications Inc., Junior Subordinated Notes (6.050% to 5/14/33 then 5 year Treasury Constant Maturity Rate + 1.813%)	6.050%	5/14/58	170,000	166,041 (b)
Verizon Communications Inc., Junior Subordinated Notes (6.200% to 5/14/36 then 5 year Treasury Constant Maturity Rate + 2.042%)	6.200%	5/14/56	180,000	174,242 (b)
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	680,000	624,843
Total Diversified Telecommunication Services				5,237,396
Entertainment — 0.4%
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	98,000	66,150
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	196,677 (a)
Netflix Inc., Senior Notes	5.250%	8/15/36	160,000	158,192
Total Entertainment				421,019
Interactive Media & Services — 3.1%
Alphabet Inc., Senior Notes	5.200%	8/15/33	70,000	69,768
Alphabet Inc., Senior Notes	5.450%	8/15/36	70,000	69,475
Alphabet Inc., Senior Notes	5.350%	11/15/45	80,000	73,197
Alphabet Inc., Senior Notes	5.500%	2/15/46	110,000	102,254
Alphabet Inc., Senior Notes	6.250%	8/15/46	320,000	321,767
Alphabet Inc., Senior Notes	5.250%	5/15/55	220,000	190,212
Alphabet Inc., Senior Notes	5.450%	11/15/55	80,000	70,934
Alphabet Inc., Senior Notes	6.375%	8/15/56	160,000	161,102
Alphabet Inc., Senior Notes	5.750%	2/15/66	100,000	89,846
Alphabet Inc., Senior Notes	6.500%	8/15/66	100,000	100,100
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	160,000	138,926
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	410,000	385,213
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	510,000	413,712
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	140,000	116,775
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	40,000	36,851
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	280,000	230,063
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	280,000	256,283
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	350,000	358,703 (a)
Total Interactive Media & Services				3,185,181
Media — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	540,000	475,272
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	7.850%	8/15/56	60,000	60,968
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	70,000	$68,274
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	374,012
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	89,326
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	100,000	60,792
Discovery Communications LLC, Senior Notes	3.950%	3/20/28	250,000	240,000
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	246,482 *(a)(c)
Fox Corp., Senior Notes	5.476%	1/25/39	480,000	456,707
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	53,529
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	220,000	240,258
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	356,456
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	19,041
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	60,000	62,256 (a)
Total Media				2,803,373
Wireless Telecommunication Services — 0.2%
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	180,000	164,996

Total Communication Services				11,811,965
Consumer Discretionary — 6.4%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	210,000	211,774 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	150,000	153,889 (a)
Total Automobile Components				365,663
Automobiles — 1.4%
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	178,867
General Motors Co., Senior Notes	6.750%	4/1/46	340,000	348,601
Hyundai Capital America, Senior Notes	5.250%	1/8/27	300,000	300,957 (a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	560,000	561,848 (a)
Total Automobiles				1,390,273
Broadline Retail — 1.3%
Amazon.com Inc., Senior Notes	5.300%	7/9/36	550,000	538,474
Amazon.com Inc., Senior Notes	5.650%	3/13/46	150,000	140,720
Amazon.com Inc., Senior Notes	5.800%	3/13/56	110,000	101,534
Amazon.com Inc., Senior Notes	4.250%	8/22/57	280,000	201,988
Amazon.com Inc., Senior Notes	5.550%	11/20/65	230,000	199,450
Amazon.com Inc., Senior Notes	5.950%	3/13/66	180,000	165,786
Total Broadline Retail				1,347,952
Hotels, Restaurants & Leisure — 2.6%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	410,000	406,860 (a)
Carnival Corp. Ltd., Senior Notes	7.875%	6/1/27	130,000	132,975
Carnival Corp. Ltd., Senior Notes	5.750%	3/15/30	420,000	422,725 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	440,000	416,978 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	280,000	287,285 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	200,000	194,330 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	630,000	$620,250
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	100,000	96,769
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	50,000	47,021
Total Hotels, Restaurants & Leisure				2,625,193
Household Durables — 0.3%
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	310,000	280,254
Specialty Retail — 0.5%
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	90,000	61,369
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	170,000	165,138 (a)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	210,000	208,034 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	50,000	50,831 (a)
Total Specialty Retail				485,372

Total Consumer Discretionary				6,494,707
Consumer Staples — 2.6%
Consumer Staples Distribution & Retail — 0.2%
Kroger Co., Senior Notes	5.500%	9/15/54	190,000	170,600
Food Products — 1.0%
J M Smucker Co., Senior Notes	6.200%	11/15/33	210,000	220,453
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	260,000	263,221
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	80,000	77,794 (a)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	110,000	105,519
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	140,000	134,372 (a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	90,000	78,815
Mars Inc., Senior Notes	5.200%	3/1/35	30,000	29,576 (a)
Mars Inc., Senior Notes	5.650%	5/1/45	70,000	67,175 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	10,000	9,456 (a)
Total Food Products				986,381
Tobacco — 1.4%
Altria Group Inc., Senior Notes	3.875%	9/16/46	320,000	228,425
BAT Capital Corp., Senior Notes	6.250%	8/15/55	100,000	98,137
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	610,000	495,801
Reynolds American Inc., Senior Notes	8.125%	5/1/40	280,000	324,453
Reynolds American Inc., Senior Notes	7.000%	8/4/41	300,000	319,055
Total Tobacco				1,465,871

Total Consumer Staples				2,622,852
Energy — 10.1%
Oil, Gas & Consumable Fuels — 10.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	250,000	255,564 (a)
APA Corp., Senior Notes	5.250%	2/1/42	68,000	58,669
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.250%	10/22/31	200,000	202,005 (a)
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.750%	4/22/34	200,000	202,744 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	100,000	$99,419 (b)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	180,000	179,540
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	250,000	258,438 (a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	880,000	954,561
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	19,170
Devon Energy Corp., Senior Notes	5.000%	6/15/45	80,000	69,908
Devon Energy Corp., Senior Notes	5.750%	9/15/54	190,000	178,294
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	170,000	169,790 (b)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	460,000	473,413 (b)(d)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	240,000	261,519
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,227
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	59,735
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	560,000	523,080
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	400,000	399,867 (b)
Expand Energy Corp., Senior Notes	5.700%	1/15/35	50,000	49,848
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	340,000	333,107 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	540,000	536,013 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	360,000	357,032 (a)
Hess Midstream Operations LP, Senior Notes	5.125%	6/15/28	200,000	199,602 (a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	530,000	590,990
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	500,000	557,643
ONEOK Inc., Senior Notes	6.050%	9/1/33	300,000	309,332
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	127,149
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	200,000	195,834 (a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,000,000	1,123,309
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	210,000	216,665 (a)(b)(d)
Sunoco LP, Senior Notes	5.625%	3/15/31	420,000	417,343 (a)
Targa Resources Corp., Senior Notes	5.500%	2/15/35	270,000	267,576
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,530
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	140,000	139,497 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	73,722 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	160,000	159,531
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	44,555
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	68,620
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	172,602

Total Energy				10,336,443
Financials — 33.8%
Banks — 13.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	207,507 (a)(b)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.750% to 5/20/35 then 10 year Treasury Constant Maturity Rate + 4.299%)	8.750%	5/20/35	200,000	207,133 (a)(b)(d)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	200,000	$201,438 (b)(d)
Bank of America Corp., Senior Notes	5.875%	2/7/42	790,000	795,558
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	180,000	172,925 (b)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	390,000	389,635 (b)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	400,000	462,863
Bank of America Corp., Subordinated Notes (5.489% to 4/23/36 then SOFR + 1.572%)	5.489%	4/23/37	450,000	437,067 (b)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	200,000	197,656 (b)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	350,000	368,926 (b)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	200,000	199,726 (b)
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	360,000	353,627 (a)(b)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	290,000	304,801 (a)(b)(d)
BNP Paribas SA, Senior Notes (5.786% to 1/13/32 then SOFR + 1.620%)	5.786%	1/13/33	210,000	213,112 (a)(b)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	280,000	289,344 (a)(b)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	190,000	192,808 (b)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	442,000	536,381
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	393,888
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	220,000	225,448 (b)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	240,710
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	450,000	461,654 (a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	350,000	347,464 (b)(d)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	610,000	634,397 (b)
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	300,000	288,041 (b)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	340,000	384,848 (a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	100,000	101,662 (b)(d)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	880,000	941,047
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	280,000	277,047 (b)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	260,000	248,021 (b)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	450,000	438,095
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	410,000	435,351 (b)(d)
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	410,000	392,430 (b)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	200,000	205,631 (b)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Truist Financial Corp., Junior Subordinated Notes (6.250% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.129%)	6.250%	6/15/31	290,000	$287,265 (b)(d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	150,000	152,686 (b)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	210,000	219,499 (b)
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	530,000	509,249 (b)
US Bancorp, Senior Notes (5.470% to 7/27/36 then SOFR + 1.248%)	5.470%	7/27/37	280,000	276,979 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	280,000	286,492 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	420,000	423,351 (b)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	190,000	190,791 (b)
Total Banks				13,892,553
Capital Markets — 9.7%
Ares Management Corp., Senior Notes	5.600%	10/11/54	150,000	131,800
Charles Schwab Corp., Junior Subordinated Notes (6.100% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.250%)	6.100%	6/1/31	80,000	78,955 (b)(d)
Charles Schwab Corp., Senior Notes (5.493% to 5/21/36 then SOFR + 1.280%)	5.493%	5/21/37	300,000	295,863 (b)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	680,000	708,486 (b)
CI Financial Corp., Senior Notes	7.500%	5/30/29	530,000	551,000 (a)
CI Financial Holdings Ltd., Junior Subordinated Notes (7.625% to 7/23/31 then 5 year Treasury Constant Maturity Rate + 3.252%)	7.625%	7/23/56	330,000	333,270 (a)(b)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	420,765
Credit Suisse AG AT1 Claim	—	—	2,390,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.500% to 8/10/31 then 5 year Treasury Constant Maturity Rate + 2.175%)	6.500%	8/10/31	180,000	179,232 (b)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	210,000	215,357 (b)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,500,000	1,543,194
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	640,000	607,927 (b)
Goldman Sachs Group Inc., Senior Notes (5.425% to 6/3/36 then SOFR + 1.310%)	5.425%	6/3/37	450,000	438,432 (b)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	290,000	287,090 (b)
Intercontinental Exchange Inc., Senior Notes	5.400%	9/1/36	150,000	149,413
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	300,000	261,915 (a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	80,000	83,953
Morgan Stanley, Senior Notes (2.802% to 1/25/51 then SOFR + 1.430%)	2.802%	1/25/52	320,000	188,226 (b)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	630,000	600,850 (b)
Morgan Stanley, Senior Notes (5.296% to 4/10/36 then SOFR + 1.410%)	5.296%	4/10/37	90,000	87,082 (b)
Morgan Stanley, Senior Notes (5.605% to 7/17/36 then SOFR + 1.429%)	5.605%	7/17/37	330,000	326,854 (b)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	180,000	180,464 (b)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	400,000	379,430 (b)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	80,000	80,959 (b)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	70,000	$64,918
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	380,000	388,984 (b)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 7/8/36 then USD 5 year SOFR ICE Swap Rate + 3.321%)	7.000%	1/8/36	420,000	420,263 (a)(b)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	440,000	502,716 (a)(b)(d)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	350,000	365,477 (a)(b)
Total Capital Markets				9,872,875
Consumer Finance — 1.4%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	110,000	109,931 (b)(d)
American Express Co., Junior Subordinated Notes (6.450% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 2.119%)	6.450%	9/15/31	290,000	292,197 (b)(d)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	140,000	141,505 (b)
FirstCash Inc., Senior Notes	4.625%	9/1/28	160,000	157,293 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	240,000	240,966 (a)(b)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	450,000	448,967 (a)
Total Consumer Finance				1,390,859
Financial Services — 2.2%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	590,000	614,112
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	157,241 (a)
Citadel Securities Global Holdings LLC, Senior Secured Notes	5.125%	1/27/32	260,000	253,936 (a)
Horseshoe Funding Trust II, Senior Notes	6.887%	11/15/55	150,000	151,268 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.480%	12/21/65	600,000	528,339 (a)(b)
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	100,000	90,337 (a)(b)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	200,000	194,102 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	270,000	264,612
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	40,000	39,394
Total Financial Services				2,293,341
Insurance — 6.2%
Allianz SE, Junior Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 2.233%)	6.500%	10/30/34	200,000	198,718 (a)(b)(d)
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	200,000	201,130 (a)(b)(d)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	140,000	139,389 (a)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	500,000	464,458 (a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	500,000	502,222 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	5.950%	6/1/56	450,000	421,792 (a)
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	184,333 (a)
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	300,000	290,894 (b)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	244,337 (b)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	320,000	$402,590 (a)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	200,000	205,624 (a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	190,000	187,561 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.050%	6/30/56	410,000	400,637 (a)
Pacific Life Insurance Co., Subordinated Notes	5.950%	9/15/55	210,000	198,873 (a)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	281,111 (b)
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	100,000	97,423 (b)
Symetra Life Insurance Co., Subordinated Notes	6.550%	10/1/55	180,000	177,492 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	650,000	702,535 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.050%	6/15/56	160,000	154,276 (a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	240,000	254,986
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	230,000	220,397
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	480,000	460,396 (a)
Total Insurance				6,391,174
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	410,000	427,462 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	136,464 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	100,000	100,032
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	20,000	20,673 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				684,631

Total Financials				34,525,433
Health Care — 5.6%
Biotechnology — 1.2%
Amgen Inc., Senior Notes	5.250%	3/2/33	680,000	680,687
Amgen Inc., Senior Notes	5.650%	3/2/53	270,000	251,804
Amgen Inc., Senior Notes	5.750%	3/2/63	90,000	83,169
BioMarin Pharmaceutical Inc., Senior Notes	5.500%	2/15/34	200,000	195,581 (a)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	59,173
Total Biotechnology				1,270,414
Health Care Providers & Services — 2.9%
CommonSpirit Health, Secured Notes	5.662%	9/1/55	120,000	111,377
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	250,000	245,895
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	140,000	144,604 (b)
CVS Health Corp., Senior Notes	6.200%	9/15/55	420,000	409,194
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	92,680
HCA Inc., Senior Notes	5.500%	6/15/47	210,000	188,510
HCA Inc., Senior Notes	5.250%	6/15/49	310,000	266,519
HCA Inc., Senior Notes	6.200%	3/1/55	320,000	309,700
Icon Investments Six DAC, Senior Notes	5.421%	8/13/31	200,000	199,047 (a)
Icon Investments Six DAC, Senior Notes	5.995%	8/13/36	200,000	199,484 (a)
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	170,000	$169,693
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	120,000	125,293 (a)
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	180,000	170,002
UnitedHealth Group Inc., Senior Notes	5.625%	7/15/54	230,000	213,642
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	70,000	68,680
Total Health Care Providers & Services				2,914,320
Pharmaceuticals — 1.5%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	120,697 (a)
Pfizer Inc., Senior Notes	7.200%	3/15/39	330,000	375,140
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	320,000	358,332
Wyeth LLC, Senior Notes	5.950%	4/1/37	650,000	670,389
Total Pharmaceuticals				1,524,558

Total Health Care				5,709,292
Industrials — 6.3%
Aerospace & Defense — 2.0%
Boeing Co., Senior Notes	6.528%	5/1/34	720,000	768,614
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	186,972
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	160,364
HEICO Corp., Senior Notes	5.350%	8/1/33	280,000	279,729
Hexcel Corp., Senior Notes	5.875%	2/26/35	230,000	231,868
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	80,000	76,466
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	240,000	228,204
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	170,000	170,713
Total Aerospace & Defense				2,102,930
Air Freight & Logistics — 0.6%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	410,000	434,225
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	150,000	147,324
Total Air Freight & Logistics				581,549
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	293,753 (a)
Commercial Services & Supplies — 0.1%
Rollins Inc., Senior Notes	5.250%	2/24/35	90,000	87,754
Electrical Equipment — 0.0%††
GE Vernova Inc., Senior Notes	5.500%	2/4/56	70,000	64,949
Machinery — 0.3%
Kennametal Inc., Senior Notes	5.800%	5/28/36	90,000	88,706
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	190,568
Total Machinery				279,274
Passenger Airlines — 1.5%
American Airlines Group Inc. Pass-Through Trust	6.300%	8/20/35	210,000	209,885
American Airlines Group Inc. Pass-Through Trust	5.700%	2/20/39	50,000	50,158
American Airlines Pass-Through Trust	5.650%	11/11/34	90,000	88,245
American Airlines Pass-Through Trust	5.750%	5/10/35	300,000	294,658
American Airlines Pass-Through Trust	4.900%	5/11/38	120,000	114,519
American Airlines Pass-Through Trust	5.250%	11/10/38	140,000	136,750
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	170,000	170,688
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	120,000	$118,999
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	370,000	364,610 (a)
Total Passenger Airlines				1,548,512
Trading Companies & Distributors — 1.5%
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.750%	10/1/31	250,000	253,130 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	40,000	40,945 (a)
Sumisho Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	486,332
Sumisho Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	498,197
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	250,000	249,138
Total Trading Companies & Distributors				1,527,742

Total Industrials				6,486,463
Information Technology — 3.7%
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Senior Notes	5.300%	11/15/55	90,000	81,574
IT Services — 0.2%
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	260,000	252,630 (a)
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices Inc., Senior Notes	5.250%	8/17/33	130,000	128,586
Advanced Micro Devices Inc., Senior Notes	5.500%	8/17/36	100,000	98,225
Broadcom Inc., Senior Notes	5.700%	1/15/56	40,000	36,067
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	200,000	203,342 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	350,000	360,867 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.100%	1/25/36	200,000	204,111 (a)
Intel Corp., Senior Notes	5.700%	2/10/53	50,000	44,674
Intel Corp., Senior Notes	6.125%	5/15/56	150,000	141,570
Micron Technology Inc., Senior Notes	5.800%	1/15/35	160,000	165,424
Micron Technology Inc., Senior Notes	6.050%	11/1/35	120,000	124,710
NVIDIA Corp., Senior Notes	4.950%	6/15/36	240,000	228,240
Total Semiconductors & Semiconductor Equipment				1,735,816
Software — 1.6%
Autodesk Inc., Senior Notes	5.300%	6/15/35	80,000	78,426
Oracle Corp., Senior Notes	4.950%	2/4/31	30,000	28,758
Oracle Corp., Senior Notes	5.350%	5/4/33	70,000	65,994
Oracle Corp., Senior Notes	5.200%	9/26/35	30,000	26,926
Oracle Corp., Senior Notes	5.875%	9/26/45	270,000	222,779
Oracle Corp., Senior Notes	6.000%	8/3/55	530,000	427,241
Oracle Corp., Senior Notes	5.950%	9/26/55	170,000	135,141
Oracle Corp., Senior Notes	6.850%	2/4/66	130,000	114,220
ServiceNow Inc., Senior Notes	5.400%	5/15/36	70,000	68,669
ServiceNow Inc., Senior Notes	6.300%	5/15/56	90,000	89,158
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	98,759
Synopsys Inc., Senior Notes	5.150%	4/1/35	170,000	165,147
Synopsys Inc., Senior Notes	5.700%	4/1/55	100,000	92,641
Total Software				1,613,859
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	90,000	$79,422

Total Information Technology				3,763,301
Materials — 2.3%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	60,000	61,706
OCP SA, Senior Notes	6.750%	5/2/34	390,000	405,032 (a)
Total Chemicals				466,738
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	170,000	168,168
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	120,000	111,761
Total Construction Materials				279,929
Metals & Mining — 1.6%
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	140,000	142,888
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	30,000	30,482 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	260,000	267,000 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	300,000	292,713 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	410,000	385,375
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	400,000	393,611 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	120,000	118,619 (a)
Total Metals & Mining				1,630,688

Total Materials				2,377,355
Real Estate — 1.4%
Diversified REITs — 0.2%
VICI Properties LP, Senior Notes	5.750%	4/1/34	170,000	168,451
Industrial REITs — 0.2%
Prologis LP, Senior Notes	5.250%	3/15/54	200,000	180,090
Real Estate Management & Development — 0.4%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	290,000	275,379 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	110,000	113,038 (a)
Total Real Estate Management & Development				388,417
Specialized REITs — 0.6%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	370,000	375,472 (a)
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	310,000	280,681 (a)
Total Specialized REITs				656,153

Total Real Estate				1,393,111
Utilities — 7.1%
Electric Utilities — 6.0%
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	310,000	308,752
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	200,000	194,950 (a)
Comision Federal de Electricidad, Senior Notes	6.450%	1/24/35	450,000	447,353 (a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	350,000	374,567
Constellation Energy Generation LLC, Senior Notes	5.300%	6/1/36	130,000	126,068
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	190,000	177,414
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	200,000	198,630
Edison International, Senior Notes	5.000%	5/5/28	140,000	139,707
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Entergy Corp., Junior Subordinated Notes (6.500% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.030%)	6.500%	12/15/58	260,000	$259,099 (b)
Entergy Corp., Junior Subordinated Notes (6.500% to 12/15/36 then 5 year Treasury Constant Maturity Rate + 1.878%)	6.500%	12/15/56	250,000	249,595 (b)
Entergy Louisiana LLC	5.500%	9/15/36	160,000	158,567
Entergy Louisiana LLC	6.200%	9/15/56	10,000	9,999
Florida Power & Light Co., First Mortgage Bonds	5.750%	6/1/56	80,000	76,814
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	306,823
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	90,000	81,353
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	80,000	78,277
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	160,000	152,905 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	141,123 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	90,000	89,731
Pacific Gas and Electric Co., First Mortgage Bonds	5.050%	11/15/31	120,000	118,247
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	110,000	108,526
Pacific Gas and Electric Co., First Mortgage Bonds	5.600%	8/15/36	140,000	136,166
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	110,000	87,849
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	220,020
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	70,000	63,895
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	350,000	346,218 (b)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	230,000	225,508 (b)
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	280,000	201,660
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	80,000	75,549
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	290,000	367,553
Vistra Operations Co. LLC, Senior Notes	5.700%	12/30/34	290,000	286,189 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	210,000	200,717 (a)
Vistra Operations Co. LLC, Senior Notes	5.550%	4/30/36	140,000	135,917 (a)
Total Electric Utilities				6,145,741
Gas Utilities — 0.3%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	190,000	184,995
Southern Co. Gas Capital Corp., Senior Notes (6.050% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 1.822%)	6.050%	9/15/56	50,000	49,700 (b)
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	110,000	110,058 (b)
Total Gas Utilities				344,753
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	200,000	205,183 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	100,000	98,672 (b)
Total Independent Power and Renewable Electricity Producers				303,855
Multi-Utilities — 0.5%
Dominion Energy Inc., Junior Subordinated Notes (6.250% to 12/15/36 then 5 year Treasury Constant Maturity Rate + 1.702%)	6.250%	12/15/56	180,000	177,596 (b)
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	200,000	194,289
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — continued
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	140,000	$124,863
Total Multi-Utilities				496,748

Total Utilities				7,291,097
Total Corporate Bonds & Notes (Cost — $93,568,555)				92,812,019
Sovereign Bonds — 3.8%
Angola — 0.2%

Angolan Government International Bond, Senior Notes	9.875%	3/31/37	200,000	207,596 (a)
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	6,868	6,144
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	182,200	138,016
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	135,087	108,272 (a)
Total Argentina				252,432
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	310,000	308,171
Ecuador — 0.2%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	200,000	200,000 (a)
Ivory Coast — 0.6%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	250,000	266,101 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	320,000	303,968 (a)
Total Ivory Coast				570,069
Mexico — 1.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	350,000	349,912 (a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	4,490,000 MXN	244,360
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	340,000	341,411
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	230,000	223,526
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	210,000	210,840
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	280,000	254,310
Total Mexico				1,624,359
Paraguay — 0.2%

Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	200,000	204,010 (a)
Peru — 0.1%

Fondo MIVIVIENDA SA, Senior Notes	5.400%	3/31/31	150,000	150,297 (a)
South Africa — 0.4%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	200,000	195,172 (a)
Republic of South Africa Government International Bond, Senior Notes	7.250%	12/11/55	200,000	194,830 (a)
Total South Africa				390,002

Total Sovereign Bonds (Cost — $3,844,984)				3,906,936
Senior Loans — 1.2%
Communication Services — 0.5%
Entertainment — 0.2%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	6/3/33	245,192	245,997 (b)(h)(i)
Media — 0.3%
Mission Broadcasting Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.320%	6/2/28	250,351	251,133 (b)(h)(i)

Total Communication Services				497,130
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 0.3%
Hotels, Restaurants & Leisure — 0.2%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	130,000	$131,686 (j)
Specialty Retail — 0.1%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	129,675	129,800 (b)(h)(i)

Total Consumer Discretionary				261,486
Utilities — 0.4%
Electric Utilities — 0.4%
NRG Energy Inc., Term Loan (1 mo. Term SOFR + 1.750%)	5.436%	4/16/31	361,675	362,106 (b)(h)(i)
Talen Energy Supply LLC, 2025 Incremental Term Loan B (3 mo. Term SOFR + 1.500%)	5.323%	11/25/32	89,550	89,081 (b)(h)(i)

Total Utilities				451,187
Total Senior Loans (Cost — $1,203,997)				1,209,803
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Bonds	5.000%	5/15/56	110,000	106,038
U.S. Treasury Notes	4.375%	7/31/31	440,000	437,628
U.S. Treasury Notes	4.375%	7/31/33	60,000	59,166
U.S. Treasury Notes	4.625%	8/15/36	140,000	138,655

Total U.S. Government & Agency Obligations (Cost — $745,147)				741,487
Municipal Bonds — 0.6%
Illinois — 0.4%

Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	366,923	380,111
New York — 0.2%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	230,000	233,426

Total Municipal Bonds (Cost — $625,771)				613,537
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Banks — 0.2%
Citigroup Inc.	6.250%		8,325	201,465
Insurance — 0.2%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.192%		9,325	233,358 (b)

Total Preferred Stocks (Cost — $441,157)				434,823
Total Investments before Short-Term Investments (Cost — $100,429,611)				99,718,605

Short-Term Investments — 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $912,215)	3.616%		912,215	912,215 (k)(l)
Total Investments — 98.5% (Cost — $101,341,826)				100,630,820
Other Assets in Excess of Liabilities — 1.5%				1,488,991
Total Net Assets — 100.0%				$102,119,811

See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

 Western Asset Investment Grade Opportunity Trust Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	The coupon payment on this security is currently in default as of August 31, 2026.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $912,215 and the cost was $912,215 (Note 2).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2	12/26	$411,328	$410,469	$(859)
U.S. Treasury 5-Year Notes	27	12/26	2,866,371	2,853,985	(12,386)
U.S. Treasury Long-Term Bonds	18	12/26	1,965,339	1,955,250	(10,089)
U.S. Treasury Ultra Long-Term Bonds	2	12/26	220,877	220,062	(815)
					(24,149)
Contracts to Sell:
U.S. Treasury 10-Year Notes	41	12/26	4,452,160	4,413,906	38,254
U.S. Treasury Ultra 10-Year Notes	77	12/26	8,492,293	8,425,485	66,808
					105,062
Net unrealized appreciation on open futures contracts					$80,913
At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
JPY	16,001,269	USD	99,342	Citibank N.A.	10/16/26	$1,186

See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Investment Grade Opportunity Trust Inc.
Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Investment Grade Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$34,525,433	$0 *	$34,525,433
Other Corporate Bonds & Notes	—	58,286,586	—	58,286,586
Sovereign Bonds	—	3,906,936	—	3,906,936
Senior Loans	—	1,209,803	—	1,209,803
U.S. Government & Agency Obligations	—	741,487	—	741,487
Municipal Bonds	—	613,537	—	613,537
Preferred Stocks:
Financials	$201,465	233,358	—	434,823
Total Long-Term Investments	201,465	99,517,140	0 *	99,718,605
Short-Term Investments†	912,215	—	—	912,215
Total Investments	$1,113,680	$99,517,140	$0 *	$100,630,820
Other Financial Instruments:
Futures Contracts††	$105,062	—	—	$105,062
Forward Foreign Currency Contracts††	—	$1,186	—	1,186
Total Other Financial Instruments	$105,062	$1,186	—	$106,248
Total	$1,218,742	$99,518,326	$0 *	$100,737,068
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$24,149	—	—	$24,149

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report

in such company for the period ended August 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$313,387	$16,844,301	16,844,301	$16,245,473	16,245,473

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$7,468	—	$912,215

Western Asset Investment Grade Opportunity Trust Inc. 2026 Quarterly Report